Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2024
Liabilities:
Over-allotment option liability	3	$26,558

The following table presents information about the Company’s assets and liabilities that are measured at fair value as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2024
Liabilities:
Over-allotment option liability	3	$26,558

Schedule of Initial Measurement Date of the Over-Allotment Option

The key inputs into the Black-Scholes model were as follows at December 31, 2024 and the at initial measurement date of the over-allotment option:

Inputs	December 31, 2024
Risk-free interest rate	4.40%
Expected term (years)	0.04
Expected volatility	4.91%
Exercise price	$10.00
Inputs	November 27, 2024
Risk-free interest rate	4.76%
Expected term (years)	0.12
Expected volatility	6.23%
Exercise price	$10.00
The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:
November 27, 2024
Estimated share price	$9.92
Exercise price	$11.50
Term (years)	6.50
Risk-free rate	4.07%
Selected volatility	2.7%

The key inputs into the Black-Scholes model were as follows at the December 31, 2024 and the at initial measurement date of the over-allotment option:

Inputs	December 31, 2024
Risk-free interest rate	4.40
Expected term (years)	0.04
Expected volatility	4.91%
Exercise price	$10.00
Inputs	November 27, 2024
Risk-free interest rate	4.76%
Expected term (years)	0.12
Expected volatility	6.23%
Exercise price	$10.00
The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:
November 27, 2024
Estimated share price	$9.92
Exercise price	$11.50
Term (years)	6.50
Risk-free rate	4.07%
Selected volatility	2.7%